FINANCIAL INSTRUMENTS (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 2,679	$ 2,036
0-30 days
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,679	1,882
30 to 90 days
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	150
More than 90 days
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 0	$ 4